Concentration Disclosure	12 Months Ended
Dec. 31, 2020
Notes
Concentration Disclosure

9.Concentrations

During the year ended December 31, 2020, the Company’s generated 100% of its revenues from three customers (2019 - 100% with three customers). As at December 31, 2020, the Company had 100% of its accounts receivable with three customers (2019 - 100% with three customers).